As filed with the Securities and Exchange Commission on August 26, 2016
1933 Act Registration No. 333-141762
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 26

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 349

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlusSM Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860

Syracuse, New York 13202

(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 29, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities

Rate Sheet Prospectus Supplement dated August 26, 2016

This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies only if you’ve elected Lincoln Market Select℠ Advantage on or after August 29, 2016 (and on or after October 3, 2016 for existing contractowners).  If you have not elected Lincoln Market Select℠ Advantage, this supplement does not apply to your annuity.  This supplement is for informational purposes and requires no action on your part.

OVERVIEW

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Supplement will replace and supersede any previously issued Rate Sheet(s), and must be retained with the current prospectus.

The rates below apply for applications and rider election forms signed between August 29, 2016 and January 13, 2017.

The Guaranteed Annual Income rates may be different than those listed below for applications signed after January 13, 2017.    We are under no obligation to notify you that this Rate Sheet is no longer in effect.

For new contractowners, the current Rate Sheet will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement.  You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.

Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.5%	55-58	3.5%
59-64	4.0%	59-64	4.0%
65+	5.0%	65-74	4.5%
		75+	5.0%

The Guaranteed Income Benefit Percentages may be different than those listed below for applications signed after January 13, 2017.  We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect.

For new contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement.  You can also obtain the most current Rate Sheet by contacting your registered representative or online at LincolnFinancial.com.

The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (version 5) elections for prior purchasers of Lincoln Market Select℠ Advantage.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.5%	Under 40	2.5%
40-54	3.0%	40-54	3.0%
55-58	3.5%	55-58	3.5%
59-64	4.0%	59-69	4.0%
65-69	4.5%	70-74	4.5%
70-79	5.0%	75-79	5.0%
80+	5.5%	80+	5.5%

In order to receive the percentages and rates indicated in this Rate Sheet, your application (or rider election form for existing contractowners) must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form In Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.  Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued, are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus℠ Design

Supplement dated August 26, 2016 to the prospectus dated May 1, 2016

This supplement describes certain changes to the prospectus for your variable annuity contract that will be effective beginning August 29, 2016, (October 3, 2016 for existing Contractowners). This supplement is for informational purposes and requires no action on your part.

OVERVIEW

This supplement outlines the following changes to the Lincoln Market SelectSM Advantage rider that will be effective for new rider elections on and after August 29, 2016, and for existing contract owners who want to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider on and after October 3, 2016.

1)	An increase to the current initial charge rate;
2)	Revised Investment Requirements;
3)	The addition of a 5% Enhancement feature;
4)	The Guaranteed Annual Income rates will be declared in a Rate Sheet Supplement on a periodic basis;
5)	The i4LIFE® Advantage Guaranteed Income Benefit percentages for purchasers of Lincoln Market SelectSM Advantage will be declared in a Rate Sheet supplement on a periodic basis;
6)
Removal of the waiting period required to receive higher Guaranteed Annual Income rates under Lincoln Market SelectSM Advantage and higher Guaranteed Income Benefit percentages under i4LIFE® Advantage Guaranteed Income Benefit (version 5) for purchasers of Lincoln Market SelectSM Advantage; and

7)	Access to a new version of i4LIFE® Advantage Guaranteed Income Benefit.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus. All other provisions of your prospectus remain unchanged.

Expense Tables – The following entry is added to Expense Table A under Optional Living Benefit Rider Charges:

	Single Life	Joint Life
Lincoln Market SelectSM Advantage for riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners)*
Guaranteed Maximum Annual Charge ……………………………………..	2.25%	2.45%
Current Initial Annual Charge ………………………………………………..	1.25%	1.50%

* As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Market SelectSM Advantage for more information.

The following entry will be added to Expense Table E:

i4LIFE® Advantage Guaranteed Income Benefit (version 5) for Lincoln Market SelectSM Advantage for riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners)*	Single Life	Joint Life
Guaranteed Maximum Annual Charge ………………………….	2.25%	2.45%
Current Initial Annual Charge ………………………….	1.25%	1.50%

* As an annualized percentage of the greater of the Income Base (associated with Lincoln Market SelectSM Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. (The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 5) charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Purchasers of Lincoln Market SelectSM Advantage for more information.

Examples – The following Example relates to Lincoln Market Select℠ Advantage.  It is added to the end of this section and does not replace any of the other Examples in the prospectus:

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Design 1	$1,190	$2,262	$3,320	$5,754
Design 2	$1,235	$2,387	$3,118	$6,096
Design 3	$1,492	$2,608	$3,651	$6,155

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Design 1	$590	$1,762	$2,920	$5,754
Design 2	$635	$1,887	$3,118	$6,096
Design 3	$642	$1,908	$3,151	$6,155

Summary of Common Questions – The following paragraph replaces the existing paragraph in its entirety.

What is Lincoln Market SelectSM Advantage? Lincoln Market SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) (if applicable), or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments, 5% Enhancements (if applicable), and Automatic Annual Step-ups, and is decreased by Excess Withdrawals. Lincoln Market SelectSM Advantage is available to new Contractowners and to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect Lincoln Market SelectSM Advantage with any other Living Benefit Rider. The availability of certain features of this rider depends on the rider election date. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and The Contracts – Lincoln Market SelectSM Advantage.

Charges and Other Deductions – Rider Charges - The following discussion is added to the Charges and Other Deductions section of the prospectus, under “Rider Charges.”

Lincoln Market SelectSM Advantage Charge. The first paragraph of this section is deleted and replaced in its entirety with the following paragraph:

While this rider is in effect, there is a charge for Lincoln Market SelectSM Advantage which is deducted quarterly. For riders purchased on and after August 29, 2016 (or October 3, 2016 for existing Contractowners), the current initial annual rider charge rate is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.375% quarterly) for the joint life option. For riders purchased on or after May 16, 2016 and prior to August 29, 2016 (or October 3, 2016 for existing Contractowners) the current initial annual rider charge rate is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.

i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Market SelectSM Advantage. The following information will be added to this section:

For Lincoln Market SelectSM Advantage rider elections on or after August 29, 2016 (or October 3, 2016 for existing Contractowners), the current annual initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit (version 5) is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.375% quarterly) for the joint life option.

All other provisions of this section remain unchanged.

The Contracts – Investment Requirements – The following information is added to the Investment Requirements section of your prospectus immediately following the “Investment Requirements for other Living Benefit Riders” sections. These Investment Requirements do not replace the Investment Requirements you may be subject to under an existing Living Benefit Rider.

If you elect Lincoln Market SelectSM Advantage on or after August 29, 2016 (or October 3, 2016 for existing Contractowners), you must currently allocate 100% of your Contract Value among the Subaccounts listed below:

American Century VP Balanced Fund	LVIP Global Growth Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Moderate Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP PIMCO Low Duration Bond Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP SSGA Bond Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Growth ETF Allocation ManagedRisk Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed RiskFund	LVIP SSGA Moderate Index Allocation Fund
LVIP Delaware Bond Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Dimensional/Vanguard Total Bond Fund	MFS® Total Return Series
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

Living Benefit Riders - Lincoln Market SelectSM Advantage – The provisions outlined in the following sections apply to Lincoln Market SelectSM Advantage riders elected on or after August 29, 2016 (or October 3, 2016 for existing Contractowners). These provisions are not applicable to existing contractowners who have previously elected Lincoln Market SelectSM Advantage.

The following section is added to the Lincoln Market SelectSM Advantage section, immediately following the Income Base section.

5% Enhancement. For elections on and after August 29, 2016 (or October 3, 2016 for existing Contractowners), the Lincoln Market SelectSM Advantage rider provides a 5% Enhancement through which the Income Base, minus Purchase Payments received in the preceding Benefit Year will be increased by 5%, subject to certain conditions. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements, the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within the Enhancement Period.

Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. A 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider charge rate may increase to the current charge rate each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option).  See Charges and Other Deductions – Rider Charges – Lincoln Market SelectSM Advantage Charge.

If your charge rate for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement. You may not opt out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payment made during the preceding Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The first two paragraphs of this section are replaced with the following: The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

a)	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

b)
the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, if applicable, the rider charge, and the account fee), plus any Purchase Payments made on that date and Persistency Credits, if applicable, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any). (Surrender charges and Persistency Credits do not apply to every contract. Please refer to your prospectus for additional information.)

Each time the Automatic Annual Step-up occurs, a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

The following information is added to the end of the Automatic Annual Step-ups of the Income Base section:

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancement (if applicable) through the end of the Enhancement Period. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.

Withdrawal Amount. The second and third paragraphs of this section are deleted and replaced with the following:

The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 5% Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.

The initial Guaranteed Annual Income rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This rate structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Annual Income rate for new rider elections may be higher or lower than the rate for existing Contractowners that have elected the rider, but your Guaranteed Annual Income rate will not change as a result.

The initial Guaranteed Annual Income rate applicable to new rider elections on or after August 29, 2016 (on or after October 3, 2016 for existing contracts) is set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rate, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The rates may change with each Rate sheet and may be higher or lower than the rates on the previous Rate Sheet.

At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rate for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative or online at LincolnFinancial.com.

The final paragraph of this section is revised as follows: 5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Please refer to your prospectus for a complete discussion of the Withdrawal Amount. Provisions not discussed in the supplement remain unchanged.

Death Prior to the Annuity Commencement Date. The following sentence is added to the second paragraph of this section:

The 5% Enhancement will continue, if applicable, upon the first death under the joint life option.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage – The Lincoln Market SelectSM Advantage section under Guaranteed Income Benefit with i4LIFE® Advantage is replaced with the following:

Lincoln Market SelectSM Advantage. Contractowners who purchase Lincoln Market SelectSM Advantage on an after August 29, 2016 (or October 3, 2016 for existing Contractowners), and wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (version 5), and are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 5), even if it is no longer available for purchase. Contractowners who purchased Lincoln Market SelectSM Advantage prior to August 29, 2016 (or October 3, 2016 for existing Contractowners), are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4), even if it is no longer available for purchase. All Contractowners are guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market SelectSM Advantage.

If this election is made, you can use the greater of the Income Base under Lincoln Market SelectSM Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. For Lincoln Market SelectSM Advantage riders elected prior to August 29, 2016 (or October 3, 2016 for existing Contractowners), the Guaranteed Income Benefit may be lower if you took your first withdrawal (either a Guaranteed Annual Income withdrawal or Excess Withdrawal) or elected i4LIFE® Advantage Guaranteed Income Benefit prior to the fifth Benefit Year anniversary

The initial Guaranteed Income Benefit percentage applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing Contractowners that have elected the rider, but your Guaranteed Income Benefit percentage will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new Lincoln Market SelectSM Advantage rider elections on an after August 29, 2016 (October 3, 2016 for existing Contractowners), is set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet.

At least 10 days before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative or online at LincolnFinancial.com.
The specific percentages and the corresponding age-bands for Lincoln Market SelectSM Advantage riders elected prior to August 29, 2016 (or October 3, 2016 for existing contractowners) are outlined on the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table in the prospectus. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used.

Please refer to your prospectus for a complete discussion of i4LIFE® Advantage Guaranteed Income Benefit. Provisions not discussed in the supplement remain unchanged.

Please keep this Supplement for future reference.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N

Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
Lincoln New York Account N for Variable Annuities

Rate Sheet Prospectus Supplement dated August 26, 2016

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Guaranteed Income Benefit (version 5).  This supplement is for informational purposes and requires no action on your part.

OVERVIEW

This Rate Sheet provides the i4LIFE® Advantage Guaranteed Income Benefit (version 5) percentages that we are currently offering.  This supplement will replace and supersede any previously issued Rate Sheet(s), and must be retained with the current prospectus.

The rates below apply for applications and rider election forms signed between August 29, 2016 and January 13, 2017.

The Guaranteed Income Benefit Percentages may be different than those listed below for applications signed after January 13, 2017.

For new contractowners, the current Rate Sheet will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement.  You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.5%	Under 40	2.5%
40-54	3.0%	40-54	3.0%
55-58	3.5%	55-58	3.5%
59-64	4.0%	59-69	4.0%
65-69	4.5%	70-74	4.5%
70-79	5.0%	75-79	5.0%
80+	5.5%	80+	5.5%

In order to receive the rate indicated in this Rate Sheet, your application (or rider election form for existing contractowners) must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form In Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.  Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

The Lincoln National Life Insurance Company
Lincoln Life & Annuity Company of New York

Lincoln Life Variable Annuity Account N
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Design

Supplement dated August 26, 2016 to the May 1, 2016 Prospectus

This supplement to the prospectus for your individual variable annuity contract introduces a new version of i4LIFE® Advantage Guaranteed Income Benefit for elections made on or after August 29, 2016. All other provisions of your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

The i4LIFE® Advantage Guaranteed Income Benefit provides a guaranteed minimum payout floor for i4LIFE® Advantage Regular Income Payments. i4LIFE® Advantage Guaranteed Income Benefit (version 5) will be available for election on new contracts on or after August 29, 2016, and on existing contracts on or after October 3, 2016. i4LIFE® Advantage Guaranteed Income Benefit (version 4) will no longer be available for election unless you are guaranteed the right to elect a prior version under a Living Benefit Rider. Please refer to the prospectus, your contract, and/or any Living Benefit Rider that you own regarding this availability.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Tables – The following entry is added to Expense Table B:

	Design 1		Design 2		Design 3
i4LIFE® Advantage Guaranteed Income Benefit (version 5):*	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge………………	4.05%	4.25%	4.50%	4.70%	4.50%	4.70%
Current Charge ………………………………….	2.75%	2.95%	3.20%	3.40%	3.20%	3.40%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge……………….	3.80%	4.00%	4.25%	4.45%	4.25%	4.45%
Current Charge …………………………………	2.50%	2.70%	2.95%	3.15%	2.95%	3.15%
Account Value Death Benefit
Guaranteed Maximum Charge………………	3.75%	3.95%	4.20%	4.40%	4.20%	4.40%
Current Charge ………………………………	2.45%	2.65%	2.90%	3.10%	2.90%	3.10%

*As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Deductions.

Examples – The following Example relates to i4LIFE® Advantage Guaranteed Income Benefit (version 5). It is added to the end of this section and does not replace any of the other Examples in the prospectus:

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB and Guaranteed Income Benefit (version 5) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 Years
Design 1	$1,227	$2,356	$3,453	$5,912
Design 2	$1,270	$2,475	$3,234	$6,194
Design 3	$1,520	$2,675	$3,734	$6,194

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Design 1	$627	$1,856	$3,053	$5,912
Design 2	$670	$1,975	$3,234	$6,194
Design 3	$670	$1,975	$3,234	$6,194

Charges and Other Deductions – Rider Charges. The following section is added to the Charges and Other Deductions section of the current prospectus, immediately following the i4LIFE® Advantage Guaranteed Income Benefit Charge section:

i4LIFE® Advantage Guaranteed Income Benefit (version 5) Charge.  i4LIFE® Advantage Guaranteed Income Benefit (version 5) is subject to a current annual charge rate of 1.35% (0.3375% quarterly) for the single life option and 1.55% (0.3875% quarterly) for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:

	Design 1		Design 2		Design 3
	Single Life	Joint Life	Single Life	Joint Life	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.75%	2.95%	3.20%	3.40%	3.20%	3.40%
Guarantee of Principal Death Benefit	2.50%	2.70%	2.95%	3.15%	2.95%	3.15%
Account Value Death Benefit	2.45%	2.65%	2.90%	3.10%	2.90%	3.10%

These charge rates replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of the step-up, the annual charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option) of the Account Value. If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.

The Contracts – Investment Requirements. The following information is added to the Investment Requirements section of your prospectus immediately following the ‘Investment Requirements for other Living Benefit Riders’ sections. These Investment Requirements do not replace the Investment Requirements for Guaranteed Income Benefit (version 4), or any other version of Investment Requirements you may be subject to under an existing Living Benefit Rider.

For i4LIFE® Advantage Guaranteed Income Benefit (version 5) riders purchased on or after August 29, 2016 (October 3, 2016 for existing contractowners), you must currently allocate 100% of your Contract Value among the Subaccounts listed below:

American Century VP Balanced Fund	LVIP Global Growth Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Moderate Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP PIMCO Low Duration Bond Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP SSGA Bond Index Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Growth ETF Allocation ManagedRisk Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed RiskFund	LVIP SSGA Moderate Index Allocation Fund
LVIP Delaware Bond Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Dimensional/Vanguard Total Bond Fund	MFS® Total Return Series
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following information is added to the Guaranteed Income Benefit with i4LIFE® Advantage section of the prospectus, immediately following the discussion of Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):

Guaranteed Income Benefit (version 5). i4LIFE® Advantage Guaranteed Income Benefit (version 5) will be available for election on new contracts on or after August 29, 2016, and on existing contracts on or after October 3, 2016. i4LIFE® Advantage Guaranteed Income Benefit (version 4) will no longer be available for election unless you are guaranteed the right to elect it under an existing Living Benefit Rider. i4LIFE® Advantage Guaranteed Income Benefit (version 5) is the only version available to contractowners who have previously elected Lincoln SmartSecurity® Advantage.

The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

The initial Guaranteed Income Benefit percentages applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing contractowners that have elected the rider, but your Guaranteed Income Benefit percentages will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new rider elections on or after August 29, 2016 (on or after October 3, 2016 for existing contracts) is set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet.

At least 10 days before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative or online at LincolnFinancial.com.

Impacts to i4LIFE® Advantage Regular Income Payments. Certain restrictions will apply to your contract when you select i4LIFE® Advantage Guaranteed Income Benefit. The restrictions that are specific to i4LIFE® Advantage Guaranteed Income Benefit (version 5) are listed below. Other restrictions listed in your prospectus will continue to apply:
•	A 3% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period is the longer of 20 years and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

Availability. i4LIFE® Advantage Guaranteed Income Benefit (version 5) will be available for purchase on new contracts on or after August 29, 2016, and on existing contracts on or after October 3, 2016, for both qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 5) will be available for purchase in the future as we reserve the right to discontinue this benefit at any time.

Please retain this supplement with your prospectus for future reference.

PART A

The prospectus for the ChoicePlus Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

PART B

The Statement of Additional Information for the ChoicePlus Design variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

Statement of Assets and Liabilities - December 31, 2015

Statement of Operations - Year ended December 31, 2015

Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014

Notes to Financial Statements - December 31, 2015

Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

Balance Sheets - Years ended December 31, 2015 and 2014

Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013

Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013

Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013

Notes to Financial Statements - December 31, 2015

Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)(a) Variable Annuity Contract (30070-CP Des 1 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.

(b) Variable Annuity Contract (30070-CP Des 2 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.

(c) Variable Annuity Contract (30070-CP Des 3 NY 12/06) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.

(d) Persistency Credit Rider (32154) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

(e) Bonus Credit Rider (32146) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91182) filed on September 18, 2002.

    (f) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

    (g) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(h) Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-91182) filed on September 23, 2003.

(i) DCA Fixed Account Allocations (NYNGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(j) Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(k) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(l) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(m) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(n) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(o) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(p) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(q) Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.

(r) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-135638) filed on November 7, 2006.

(s) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(t) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(u) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(v) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(w) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(x) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(y) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(z) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(aa) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(bb) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(cc) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(dd) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ee) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ff) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(gg) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(rr) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(ss) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(5) Application (CPD-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141762) filed on April 9, 2008.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010, between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 1, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York, and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 1, 2010.

       (i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(vi) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(ix) Huntington Funds incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-141762) filed on March 30, 2012.

(x) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(xi) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xii)Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

       (xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xiv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(xv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141762) filed on April 2, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-141762) filed on April 13, 2016.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2016 there were 19,520 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 26th day of April, 2016.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM Design
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Senior Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 26, 2016.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney